Capitalization - Schedule of Temporary equity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Capitalization, Equity [Line Items]
Issue Price	$ 10.00	$ 10.00
Rocket Lab USA, Inc. | Preferred Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	0.05	0.05
Issue Price	0.80	0.80
Rocket Lab USA, Inc. | Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	0.11	0.11
Issue Price	1.80	1.80
Rocket Lab USA, Inc. | Series C Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	0.20	0.20
Issue Price	3.37	3.37
Rocket Lab USA, Inc. | Series D Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	1.71	1.71
Issue Price	28.57	28.57
Rocket Lab USA, Inc. | Series E preferred stock
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	1.89	1.89
Issue Price	31.53	31.53
Rocket Lab USA, Inc. | Series E-1 Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Dividend Rate	1.89	1.89
Issue Price	$ 31.53	$ 31.53